BONDS PAYABLE AND ACCRUED INTEREST (Details)	1 Months Ended	12 Months Ended
	Jan. 29, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Bonds Payable And Accrued Interest [Line Items]
Bond issuance costs				¥ 26,052,881
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	¥ 800,000,000
Stated interest rate	8.99%
Interest rate spread	1.00%
Debt maturity date		Jan. 28, 2019	Jan. 28, 2019
Interest expense for bonds			¥ 66,725,778	¥ 66,725,778
Bond issuance costs		$ 576,327	¥ 3,733,333